Share-Based Compensation (Tables) - Manscaped Holdings, LLC [Member]	12 Months Ended
Dec. 31, 2021
Share-Based Compensation (Tables) [Line Items]
Schedule of consolidated statements of operations
	Years Ended December 31,
	2021	2020
Marketing and selling expenses	$153,385	$15,185
General and administrative expenses	156,454	41,894
Total	$309,839	$57,079

Schedule of black-scholes option-pricing method
	November 30, 2021	December 31, 2020
Risk-free interest rate	0.2%	0.1%
Expected volatility	65.0%	90.0%
Expected term (years)	1	1
Expected dividend yield	0.0%	0.0%

Schedule of incentive units occurred under the incentive plan
	Incentive Units	Weighted- Average Grant Date Fair Value Per Unit
Unvested as of December 31, 2019	8,408,700	$1.01
Granted	1,278,000	1.34
Vested	(3,953,659)	1.02
Forfeitures	(595,458)	0.95
Unvested as of December 31, 2020	5,137,583	$1.00
Granted	188,000	2.29
Vested	(2,071,314)	1.09
Forfeitures	(93,712)	1.12
Unvested as of December 31, 2021	3,160,557	$1.18
Vested as of December 31, 2021	13,933,597	$0.98

Schedule of consolidated balance sheets
Balance as of December 31, 2019	$18,243
(Gains)/losses recognized in earnings	57,079
Redemptions	(17,758)
Modifications – expiration of call option	(925)
Balance as of December 31, 2020	$56,639
(Gains)/losses recognized in earnings	305,769
Modifications – expiration of call option	(10,641)
Modifications – Incentive Plan Modification	(351,767)
Balance as of December 31, 2021	$—